INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 0.8%
48,021	Embraer S.A. - ADR(a)	$ 861,496

	APPAREL & TEXTILE PRODUCTS - 1.3%
17,700	Burberry Group plc	452,967
4,200	Cie Financiere Richemont S.A.	463,075
1,620	Swatch Group A.G. (The)	456,617
		1,372,659
	ASSET MANAGEMENT - 2.4%
4,500	Groupe Bruxelles Lambert S.A.	515,798
21,180	Investor A.B.	506,046
7,980	Julius Baer Group Ltd. (a)	545,328
206,013	Melrose Industries plc	475,585
300	Partners Group Holding A.G.	531,849
		2,574,606
	AUTOMOTIVE - 3.0%
3,108	Aptiv plc(a)	473,007
5,580	Bayerische Motoren Werke A.G.	529,391
3,180	Cie Generale des Etablissements Michelin SCA	514,463
13,620	Nokian Renkaat OYJ	517,864
34,947	Tata Motors Ltd. - ADR(a)(b)	687,757
18,180	Valeo S.A.	516,771
		3,239,253
	BANKING - 10.2%
65,940	Bank Hapoalim BM	567,861
69,120	Bank Leumi Le-Israel BM	571,730
176,583	CaixaBank S.A.	548,634
87,720	Commerzbank A.G.(a)	549,846
7,020	Commonwealth Bank of Australia	513,672
38,100	Credit Agricole S.A.	549,147
30,660	Danske Bank A/S	515,149
9,720	HDFC Bank Ltd. - ADR	761,173
37,011	ICICI Bank Ltd. - ADR(b)	726,156
193,863	Intesa Sanpaolo SpA	548,658
133,083	Investec plc	560,273

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BANKING - 10.2% (Continued)
6,480	KBC Group N.V.	$ 545,703
4,620	Macquarie Group Ltd.	563,002
8,580	mBank S.A.(a)	831,377
826,308	Metropolitan Bank & Trust Company	750,736
27,360	National Australia Bank Ltd.	554,491
55,134	Nedbank Group Ltd. (a)	705,136
22,500	Raiffeisen Bank International A.G.	540,233
		10,902,977
	BIOTECH & PHARMA - 1.0%
21,600	Grifols S.A.	527,548
23,823	Ono Pharmaceutical Company Ltd.	573,348
		1,100,896
	CHEMICALS - 6.9%
3,120	Air Liquide S.A.	559,154
2,981,802	AKR Corporindo Tbk P.T.	813,267
4,380	Akzo Nobel N.V.	539,787
4,200	Arkema S.A.	557,267
5,280	Brenntag S.E.	532,529
4,380	Croda International plc	551,439
120	Givaudan S.A.	601,932
75,120	ICL Group Ltd.	532,024
11,460	Imerys S.A.	530,296
13,080	Johnson Matthey plc	529,060
37,680	K+S A.G. (a)	536,866
5,202	LyondellBasell Industries N.V., Class A	522,021
58,863	Orica Ltd.	566,574
		7,372,216
	COMMERCIAL SUPPORT SERVICES - 2.0%
15,840	Bureau Veritas S.A.	525,610
9,180	Edenred	520,154
7,200	Intertek Group plc	522,204
7,440	Randstad N.V.	547,154
		2,115,122

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONSTRUCTION MATERIALS - 2.0%
102,243	Boral Ltd.(a)	$ 455,818
10,620	CRH plc	565,193
9,240	Holcim Ltd.	526,530
15,360	James Hardie Industries plc - ADR	595,420
		2,142,961
	CONSUMER SERVICES - 0.5%
966,654	Cogna Educacao - ADR(a)	584,826

	CONTAINERS & PACKAGING - 1.6%
45,960	Amcor plc - ADR	587,487
62,823	Brambles Ltd.	556,021
18,660	Mondi plc	514,901
		1,658,409
	DIVERSIFIED INDUSTRIALS - 1.5%
12,540	Alfa Laval A.B.	508,066
9,723	Hitachi Ltd.	538,544
7,020	Pentair plc	541,663
		1,588,273
	ELECTRIC UTILITIES - 3.4%
974,581	Aboitiz Equity Ventures, Inc.	843,332
96,783	AGL Energy Ltd.	456,233
306,165	Cia Energetica de Minas Gerais - ADR(b)	780,721
58,620	Enel SpA	534,001
44,640	Iberdrola S.A.	553,037
167,400	Origin Energy Ltd.	544,432
		3,711,756
	ELECTRICAL EQUIPMENT - 3.0%
14,400	ABB Ltd.	533,211
3,774	Allegion plc	543,418
7,185	Johnson Controls International plc	537,438
6,480	Kone OYJ, Class B	537,288
14,760	Prysmian SpA	555,286
1,620	Schindler Holding A.G.	523,111
		3,229,752

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 2.1%
19,860	ACS Actividades de Construccion y Servicios S.A.	$ 535,924
17,040	Boskalis Westminster	560,802
35,760	CIMIC Group Ltd.	552,760
5,040	Vinci S.A.	540,748
		2,190,234
	FOOD - 2.4%
18,840	Associated British Foods plc	513,385
240	Barry Callebaut A.G.	611,495
59,160	Orkla ASA(a)	527,899
923,076	Sime Darby Plantation Bhd	894,876
		2,547,655
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
13,200	UPM-Kymmene OYJ	536,487

	GAS & WATER UTILITIES - 1.7%
75,483	APA Group	506,431
101,037	Cia de Saneamento Basico do Estado de Sao Paulo - ADR(b)	699,176
22,980	Enagas S.A.	522,597
		1,728,204
	HEALTH CARE FACILITIES & SERVICES - 0.5%
10,920	Ramsay Health Care Ltd.	549,883

	HOME CONSTRUCTION - 1.0%
660	Geberit A.G.	551,315
13,380	Persimmon plc	541,378
		1,092,693
	INDUSTRIAL REIT - 0.5%
31,260	Goodman Group	528,437

	INDUSTRIAL SUPPORT SERVICES - 1.5%
3,780	Ferguson plc	546,494
25,980	Rexel S.A.	543,286
79,203	Zardoya Otis S.A.	522,638
		1,612,418

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
9,000	ASX Ltd.	$ 577,321
45,243	Computershare Ltd.	545,587
5,160	London Stock Exchange Group plc	564,991
		1,687,899
	INSURANCE - 3.6%
125,943	Direct Line Insurance Group plc	535,587
22,980	Gjensidige Forsikring ASA	536,662
149,223	Insurance Australia Group Ltd.	571,472
142,203	Legal & General Group plc	528,800
254,526	Mapfre S.A.	548,632
10,680	Sampo OYJ, A Shares	551,440
61,623	Suncorp Group Ltd.	562,064
		3,834,657
	INTERNET MEDIA & SERVICES - 2.4%
3,958	Naspers Ltd., N Shares	678,593
6,360	Prosus N.V.	562,324
4,320	REA Group Ltd.	484,641
26,397	Trip.com Group Ltd. - ADR(a)	804,845
		2,530,403
	LEISURE FACILITIES & SERVICES - 0.5%
11,940	Whitbread plc(a)	527,152

	MACHINERY - 1.0%
22,440	IMI plc	562,998
20,820	Sandvik A.B.	530,222
		1,093,220
	MEDICAL EQUIPMENT & DEVICES - 2.5%
2,940	Cochlear Ltd.	501,077
2,880	Coloplast A/S - Series B	498,755
8,700	Demant A/S(a)	493,012
2,760	EssilorLuxottica S.A.	541,681
27,780	Smith & Nephew plc	533,340
		2,567,865

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	METALS & MINING - 8.3%
7,913,214	Adaro Energy Tbk P.T. (a)	$ 699,081
422,592	Alumina Ltd.	549,756
11,820	Anglo American plc	499,243
25,620	Antofagasta plc	513,379
16,920	BHP Group plc	525,685
14,040	Boliden A.B.	489,039
31,200	Fortescue Metals Group Ltd.	478,853
47,340	Fresnillo plc	556,395
119,226	Glencore plc	537,214
150,363	Grupo Mexico S.A.B. de C.V. - Series B	698,710
27,303	Newcrest Mining Ltd.	493,672
81,960	Norsk Hydro ASA	565,082
6,420	Rio Tinto plc	475,528
239,529	Thungela Resources Ltd.(a), (b)	1,000,493
42,918	Vedanta Ltd. - ADR	706,430
		8,788,560
	MULTI ASSET CLASS OWN & DEVELOP - 0.5%
246,303	Mirvac Group	561,633

	MULTI ASSET CLASS REIT - 1.5%
73,383	British Land Company plc (The)	535,467
5,640	Covivio	536,081
156,603	GPT Group (The)	555,099
		1,626,647
	OFFICE REIT - 0.5%
69,423	Dexus	539,850

	OIL & GAS PRODUCERS - 3.3%
25,260	Ampol Ltd.	508,793
44,520	Eni SpA	549,396
26,700	Equinor ASA	566,613
12,960	Koninklijke Vopak N.V.	561,001
64,539	Petroleo Brasileiro S.A. - ADR	699,603

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 3.3% (Continued)
200,376	Ultrapar Participacoes S.A. - ADR(b)	$ 561,053
		3,446,459
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
71,121	TechnipFMC plc(a)	471,532

	PUBLISHING & BROADCASTING - 0.5%
9,720	Schibsted ASA	518,081

	REAL ESTATE INVESTMENT TRUSTS - 0.5%
1,081,470	Hammerson plc	540,875

	REAL ESTATE OWNERS & DEVELOPERS - 3.0%
51,156	Ayala Corporation	814,897
1,164,492	Ayala Land, Inc.	789,982
8,580	Deutsche Wohnen S.E.	532,342
22,800	Mitsui Fudosan Company Ltd.	523,823
332,526	Sino Land Company Ltd.	489,980
		3,151,024
	RENEWABLE ENERGY - 0.5%
13,740	Vestas Wind Systems A/S	554,629

	RETAIL - CONSUMER STAPLES - 1.1%
113,160	Cia Brasileira de Distribuicao - ADR(b)	625,775
141,963	Wm Morrison Supermarkets plc	566,592
		1,192,367
	RETAIL - DISCRETIONARY - 2.1%
104,403	Kingfisher plc	503,327
276,363	Marks & Spencer Group plc(a)	682,719
4,860	Next plc	529,066
4,140	Pandora A/S	495,498
		2,210,610
	RETAIL REIT - 0.5%
53,283	Land Securities Group plc	519,915

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SEMICONDUCTORS - 2.0%
660	ASML Holding N.V.	$ 548,874
12,840	Infineon Technologies A.G.	546,637
2,583	NXP Semiconductors N.V.	555,681
12,465	STMicroelectronics N.V. - ADR(b)	553,820
		2,205,012
	SOFTWARE - 1.0%
9,480	Dassault Systemes S.E.	540,565
53,220	Sage Group plc (The)	543,618
		1,084,183
	SPECIALTY FINANCE - 0.0%
1,663	Isracard Ltd.	6,907

	TECHNOLOGY HARDWARE - 1.1%
3,300	Garmin Ltd.	575,619
46,620	Telefonaktiebolaget LM Ericsson, B Shares	552,080
		1,127,699
	TECHNOLOGY SERVICES - 1.4%
31,044	Infosys Ltd. - ADR	739,468
82,566	Wipro Ltd. - ADR	771,166
		1,510,634
	TELECOMMUNICATIONS - 1.8%
79,929	Mobile TeleSystems PJSC - ADR	749,733
86,043	Telefonica Brasil S.A. - ADR(b)	727,924
199,863	Telefonica Deutschland Holding A.G.	560,802
		2,038,459
	TRANSPORTATION & LOGISTICS - 6.1%
4,320	Aeroports de Paris(a)	507,099
3,969,189	AirAsia Group Bhd(a)	883,209
105,903	Auckland International Airport Ltd.(a)	537,432
185,886	Aurizon Holdings Ltd.	513,531
137,460	Babcock International Group plc(a)	686,910
45,243	easyJet plc(a)	495,635
8,040	Fraport A.G. Frankfurt Airport Services Worldwide(a)	518,768
40,380	Grupo Aeroportuario del Sureste S.A.B. de C.V. (a)	723,977

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 6.1% (Continued)
1,620	Kuehne + Nagel International A.G.	$ 592,612
77,220	Royal Mail plc	526,482
4,671	Ryanair Holdings plc - ADR(a)	503,067
		6,488,722
	TRANSPORTATION EQUIPMENT - 0.5%
22,320	Volvo A.B.	516,489

	WHOLESALE - DISCRETIONARY - 1.0%
14,523	Bunzl plc	526,865
35,940	Jardine Cycle & Carriage Ltd.	519,154
		1,046,019

	TOTAL COMMON STOCKS (Cost $85,407,196)	105,628,715

	WARRANT — 0.0%(c)
	APPAREL & TEXTILE PRODUCTS - 0.0% (c)
12,580	CIE FINANCIERE RICHMO-A WARRANTS (Switzerland)(Cost $6,914) (a)	6,454

	COLLATERAL FOR SECURITIES LOANED — 4.6%
	MONEY MARKET FUND - 4.6%
4,920,396	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $4,920,396)(d),(e)	4,920,396

	TOTAL INVESTMENTS - 103.6% (Cost $90,334,506)	$ 110,555,565
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(3,826,817)
	NET ASSETS - 100.0%	$ 106,728,748

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2021 was $4,758,983.
(c)	Percentage rounds to less than 0.1%.
(d)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $4,920,396 at August 31, 2021.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2021.